Financial Risk Management - Summary of Changes in Loss Allowance for Debt Investments (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2019 KRW (₩)
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	₩ 7,110,730
Ending balance	7,188,764
Debt Investments [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	115,888
Remeasurement of loss allowance, net	6,592
Amounts written off	(33,680)
Recovery of amounts written off	7,563
Business combinations	535
Ending balance	96,898
Debt Investments [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	3,305
Remeasurement of loss allowance, net	1,316
Transfer to lifetime ECL - not credit impaired	(380)
Ending balance	4,241
Debt Investments [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	10,760
Remeasurement of loss allowance, net	1,334
Transfer to lifetime ECL - not credit impaired	380
Transfer to lifetime ECL - credit impaired	(2,790)
Amounts written off	(1,515)
Business combinations	535
Ending balance	8,704
Debt Investments [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	101,823
Remeasurement of loss allowance, net	3,942
Transfer to lifetime ECL - credit impaired	2,790
Amounts written off	(32,165)
Recovery of amounts written off	7,563
Ending balance	₩ 83,953